SUMMARY SECTION
INVESTMENT OBJECTIVE
The investment objective of the Hawaii Municipal Fund (the "Fund,") of First Pacific Mutual Fund, Inc. ("Company") is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND
This table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Investor Class Hawaii Municipal Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor Class Hawaii Municipal Fund
Management Fees	0.50%
Distribution (12b-1) Fees	0.15%
Other Expenses	0.38%
Total Annual Fund Operating Expenses	1.03%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Hawaii Municipal Fund	105	328	569	1,259

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19.60% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Under normal circumstances, the Fund will invest at least 80% of its net assets, including borrowings for investment purposes, in a portfolio of investment grade municipal securities issued by or on behalf of the State of Hawaii or any of its political subdivisions that pay interest that is exempt from regular federal and State of Hawaii income tax. The Fund's dollar-weighted average portfolio maturity is expected to be 10 years or more. More than 25% of the Fund's assets may be invested in a particular segment of the municipal bond market. The Investment Manager attempts to select securities that it believes will provide the best balance between risk and return within the Fund's range of allowable investments. The Fund purchases municipal obligations that the Investment Manager believes have the best value compared to securities of similar credit quality and maturity range. The Fund generally sells municipal obligations for a number of reasons, including a change in credit quality, to extend or shorten maturity, to increase yield or to raise funds to cover redemptions.

PRINCIPAL RISKS
Market Risk - There is no guarantee that the Fund's investment objective will be met. The Fund's yield, share price and investment return can fluctuate so you may receive more or less than your original investment upon redemption. Loss of money is a risk of investing in the Fund.

Interest Rate Risk - The net asset value of the Fund may change as interest rates fluctuate. When interest rates increase, the net asset value could decline. When interest rates decline, the net asset value could increase. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates.

Credit Risk - The securities in the Fund's portfolio are subject to credit risk, which is the ability of municipal issuers to meet their payment obligations.

Call Risk - The securities in the Fund's portfolio are subject to call risk, which is the risk that changes in interest rates may cause certain municipal securities to be paid off much sooner or later than expected, which could adversely affect the Fund's value.

State Concentration Risk - The Fund is subject to the additional risk that it concentrates its investments in instruments issued by or on behalf of the State of Hawaii. Due to the level of investment in municipal obligations issued by the State of Hawaii and its political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the State of Hawaii. Therefore an investment in the Fund may be riskier than investment in other types of municipal bond funds.

Municipal Security Risk - Municipal security prices can be significantly affected by political changes, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, healthcare, transportation and utilities, conditions in these sectors can affect municipal bond prices.

Non-Diversification Risk - The Fund is non-diversified and its assets may be invested in fewer issuers than a diversified fund. If the value of portfolio securities changes, the Fund's net asset value may increase or decrease more rapidly than a diversified fund.

Tax Risk - Unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer could impact the tax-free income distributed by the Fund. In addition, some income may be subject to the federal alternative minimum tax.

PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart illustrates how the Fund's performance has varied from year to year over the past 10 years. The Fund's past performance before and after taxes is not necessarily an indication of future performance. The following table shows how the Fund's average annual total returns for the periods indicated compared to those of Barclays Capital Municipal Bond Index. Updated performance information for the Fund is available by calling (808) 988- 8088 or (800) 354-9654.

During the periods shown in the bar chart, the Fund's highest quarterly return was 5.09% for the quarter ended September 30, 2009 and the lowest quarterly return was -3.31% for the quarter ended December 31, 2010.

Average Annual Total Returns for the periods ended December 31, 2010
Average Annual Total Returns Hawaii Municipal Fund	1 YEAR	5 YEARS	10 YEARS
Investor Class	1.19%	2.73%	3.75%
Investor Class After taxes on distributions	1.18%	2.72%	3.74%
Investor Class After taxes on distributions and sale of Fund shares	1.99%	2.86%	3.79%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own after-tax returns will depend on your tax situation and may differ from those shown here. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	FIRST PACIFIC MUTUAL FUND INC /HI/
CIK	dei_EntityCentralIndexKey	0000837351
Amendment	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	SURFX
Creation Date	dei_DocumentCreationDate	Jan 24, 2011
Effective Date	dei_DocumentEffectiveDate	Feb 1, 2011
Prospectus Date	rr_ProspectusDate	Feb 1, 2011
Hawaii Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock
The investment objective of the Hawaii Municipal Fund (the "Fund,") of First Pacific Mutual Fund, Inc. ("Company") is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management.

Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19.60% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	19.60%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its net assets, including borrowings for investment purposes, in a portfolio of investment grade municipal securities issued by or on behalf of the State of Hawaii or any of its political subdivisions that pay interest that is exempt from regular federal and State of Hawaii income tax. The Fund's dollar-weighted average portfolio maturity is expected to be 10 years or more. More than 25% of the Fund's assets may be invested in a particular segment of the municipal bond market. The Investment Manager attempts to select securities that it believes will provide the best balance between risk and return within the Fund's range of allowable investments. The Fund purchases municipal obligations that the Investment Manager believes have the best value compared to securities of similar credit quality and maturity range. The Fund generally sells municipal obligations for a number of reasons, including a change in credit quality, to extend or shorten maturity, to increase yield or to raise funds to cover redemptions.

Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets, including borrowings for investment purposes, in a portfolio of investment grade municipal securities issued by or on behalf of the State of Hawaii or any of its political subdivisions that pay interest that is exempt from regular federal and State of Hawaii income tax. The Fund's dollar-weighted average portfolio maturity is expected to be 10 years or more. More than 25% of the Fund's assets may be invested in a particular segment of the municipal bond market.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Market Risk - There is no guarantee that the Fund's investment objective will be met. The Fund's yield, share price and investment return can fluctuate so you may receive more or less than your original investment upon redemption. Loss of money is a risk of investing in the Fund.

Interest Rate Risk - The net asset value of the Fund may change as interest rates fluctuate. When interest rates increase, the net asset value could decline. When interest rates decline, the net asset value could increase. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates.

Credit Risk - The securities in the Fund's portfolio are subject to credit risk, which is the ability of municipal issuers to meet their payment obligations.

Call Risk - The securities in the Fund's portfolio are subject to call risk, which is the risk that changes in interest rates may cause certain municipal securities to be paid off much sooner or later than expected, which could adversely affect the Fund's value.

State Concentration Risk - The Fund is subject to the additional risk that it concentrates its investments in instruments issued by or on behalf of the State of Hawaii. Due to the level of investment in municipal obligations issued by the State of Hawaii and its political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the State of Hawaii. Therefore an investment in the Fund may be riskier than investment in other types of municipal bond funds.

Municipal Security Risk - Municipal security prices can be significantly affected by political changes, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, healthcare, transportation and utilities, conditions in these sectors can affect municipal bond prices.

Non-Diversification Risk - The Fund is non-diversified and its assets may be invested in fewer issuers than a diversified fund. If the value of portfolio securities changes, the Fund's net asset value may increase or decrease more rapidly than a diversified fund.

Tax Risk - Unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer could impact the tax-free income distributed by the Fund. In addition, some income may be subject to the federal alternative minimum tax.

May Lose Money	rr_RiskLoseMoney	The Fund's yield, share price and investment return can fluctuate so you may receive more or less than your original investment upon redemption. Loss of money is a risk of investing in the Fund.
Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk - The Fund is non-diversified and its assets may be invested in fewer issuers than a diversified fund. If the value of portfolio securities changes, the Fund's net asset value may increase or decrease more rapidly than a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart illustrates how the Fund's performance has varied from year to year over the past 10 years. The Fund's past performance before and after taxes is not necessarily an indication of future performance. The following table shows how the Fund's average annual total returns for the periods indicated compared to those of Barclays Capital Municipal Bond Index. Updated performance information for the Fund is available by calling (808) 988- 8088 or (800) 354-9654.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart illustrates how the Fund's performance has varied from year to year over the past 10 years.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(808)988-8088 or (800)354-9654
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes is not necessarily an indication of future performance.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the Fund's highest quarterly return was 5.09% for the quarter ended September 30, 2009 and the lowest quarterly return was -3.31% for the quarter ended December 31, 2010.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.31%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own after-tax returns will depend on your tax situation and may differ from those shown here. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Hawaii Municipal Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	105
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	328
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	569
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,259
2001	rr_AnnualReturn2001	4.30%
2002	rr_AnnualReturn2002	8.24%
2003	rr_AnnualReturn2003	5.40%
2004	rr_AnnualReturn2004	3.79%
2005	rr_AnnualReturn2005	2.29%
2006	rr_AnnualReturn2006	3.87%
2007	rr_AnnualReturn2007	2.12%
2008	rr_AnnualReturn2008	(4.98%)
2009	rr_AnnualReturn2009	12.20%
2010	rr_AnnualReturn2010	1.19%
1 YEAR	rr_AverageAnnualReturnYear01	1.19%
5 YEARS	rr_AverageAnnualReturnYear05	2.73%
10 YEARS	rr_AverageAnnualReturnYear10	3.75%
Hawaii Municipal Fund | Investor Class | After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.18%
5 YEARS	rr_AverageAnnualReturnYear05	2.72%
10 YEARS	rr_AverageAnnualReturnYear10	3.74%
Hawaii Municipal Fund | Investor Class | After taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.99%
5 YEARS	rr_AverageAnnualReturnYear05	2.86%
10 YEARS	rr_AverageAnnualReturnYear10	3.79%
Hawaii Municipal Fund | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.38%
5 YEARS	rr_AverageAnnualReturnYear05	4.09%
10 YEARS	rr_AverageAnnualReturnYear10	4.83%